UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-08822
                                                     ---------


                       Capital Management Investment Trust
                      ------------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            -------------

                      Date of fiscal year end: November 30
                                               -----------


                     Date of reporting period: May 31, 2005
                                               ------------

Item 1. REPORTS TO STOCKHOLDERS.


Semi-Annual Report 2005









                                                           Mid-Cap Fund
                                                         Small-Cap Fund


                                                           May 31, 2005
                                                            (Unaudited)











         Capital Management
         Investment Trust













This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Funds ("Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Shields & Company 140 Broadway 44th Floor New York, NY 10005, Phone 1-212-320-3015.

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

--------------------------------------------------------------------------------
These Funds are intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap and small-cap companies. Investments in the Capital Management Funds ("Funds") are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investment in the Funds is also subject to, among other things, the risks involved in investing in securities of mid-cap and small-cap companies. Since the mid-cap fund may invest in both equity securities, concentrating on mid-cap company securities, and short-term investment instruments, the Fund has some exposure to the risks of both equity securities and short-term investment instruments. Investment in the mid-cap fund is also subject to the following risks: mid-cap securities risk and short-term investment risks. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.


This Semi-Annual Report was first distributed to shareholders on or about July 28, 2005.

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

Fund Expenses
________________________________________________________________________________

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Funds expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed annual rate of return of 5% before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Mid-Cap Institutional Class Shares          Beginning Account Value      Ending Account Value        Expenses Paid During
Expense Example                                 December 1, 2004             May 31, 2005                  Period*
------------------------------------------- ------------------------- ---------------------------- -------------------------
Actual                                             $1,000.00                     $997.90                    $7.47
Hypothetical (5%annual return before
expenses)                                          $1,000.00                   $1,017.45                    $7.54
------------------------------------------- ------------------------- ---------------------------- -------------------------

------------------------------------------- ------------------------- ---------------------------- -------------------------
Mid-Cap Investor Class Shares               Beginning Account Value      Ending Account Value        Expenses Paid During
Expense Example                                 December 1, 2004             May 31, 2005                  Period*
------------------------------------------- ------------------------- ---------------------------- -------------------------
Actual                                             $1,000.00                     $994.20                   $11.19
Hypothetical   (5%annual   return   before
expenses)                                          $1,000.00                   $1,013.71                   $11.30
------------------------------------------- ------------------------- ---------------------------- -------------------------

------------------------------------------- ------------------------- ---------------------------- -------------------------
Small-Cap Institutional Class Shares        Beginning Account Value      Ending Account Value        Expenses Paid During
Expense Example                                 December 1, 2004             May 31, 2005                  Period*
------------------------------------------- ------------------------- ---------------------------- -------------------------
Actual                                             $1,000.00                   $1,014.00                    $7.53
Hypothetical (5%annual return before
expenses)                                          $1,000.00                   $1,017.45                    $7.54
------------------------------------------- ------------------------- ---------------------------- -------------------------

------------------------------------------- ------------------------- ---------------------------- -------------------------
Small-Cap Investor Class Shares             Beginning Account Value      Ending Account Value        Expenses Paid During
Expense Example                                 December 1, 2004             May 31, 2005                  Period*
------------------------------------------- ------------------------- ---------------------------- -------------------------
Actual                                             $1,000.00                   $1,013.10                    $8.58
Hypothetical   (5%annual   return   before
expenses)                                          $1,000.00                   $1,016.40                    $8.60
------------------------------------------- ------------------------- ---------------------------- -------------------------

* Expenses are equal to the Funds' annualized expense ratio (1.50% and 2.25% for the Mid-Cap Institutional Class and Mid-Cap Investor Class, and 1.50% and 1.71% for the Small-Cap Institutional Class and Small-Cap Investor Class, respectively) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).

Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of May 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                 Market Value                                                          Market Value
                                    Shares        (Note 1)                                              Shares           (Note 1)
-------------------------------------------------------------   --------------------------------------------------------------------

COMMON STOCKS - 98.90%                                           Healthcare - Products - 5.31%
                                                                   Dentsply International, Inc.           7,300       $    416,465
Aerospace/Defense - 3.14%                                        STERIS Corporation                      10,000            242,000
                                                                                                                      ------------
     L-3 Communications Holdings     5,500      $    389,290                                                               658,465
                                                ------------                                                          ------------
                                                                 Healthcare - Services - 3.55%
Banks - 2.68%                                                       Quest Diagnostics Inc.                4,200            441,000
                                                                                                                      ------------
     Commerce Bancorp, Inc.         12,000           333,000
                                                ------------
                                                                 Insurance - 2.75%
Beverages - 3.81%                                                   Lincoln National Corporation          7,500            341,475
                                                                                                                      ------------
 *   Constellation Brands, Inc.     17,000           472,770
                                                ------------
                                                                 Internet - 3.04%
Biotechnology - 5.99%                                            *  WebMD Corporation                    40,000            377,200
                                                                                                                      ------------
 *   Affymetrix, Inc.                6,500           347,685
 *   MedImmune, Inc.                15,000           396,000     Mining - 2.33%
                                                ------------
                                                     743,685        Cameco Corporation                    7,000            289,450
                                                -------------                                                         ------------
Commercial Services - 3.19%
 *   FTI Consulting, Inc.           18,000           395,820     Miscellaneous - Manufacturing - 3.59%
                                                ------------
                                                                    Pentair, Inc.                        10,000            445,100
                                                                                                                      ------------
Computers - 2.92%
 *   Affiliated Computer Services    7,000           362,110     Oil & Gas - 7.51%
                                                ------------
                                                                    Apache Corporation                    6,000            352,560
Electric - 6.53%                                                 *  Nabors Industries Ltd.                5,500            303,105
     Edison International           10,000           367,500        Tidewater, Inc.                       8,000            276,800
                                                                                                                      ------------
     SCANA Corporation              10,500           442,365                                                               932,465
                                                ------------                                                          ------------
                                                     809,865     Pharmaceuticals - 2.97%
                                                ------------
Electronics - 13.33%                                             *  IVAX Corporation                     18,750            368,438
                                                                                                                      ------------
     Amphenol Corporation            8,500           360,315
     Diebold, Inc.                   6,000           300,360     Retail - 2.86%
 *   Flextronics International Ltd. 20,000           255,600     *  Tractor Supply Co.                    8,000            355,360
                                                                                                                     -------------
     Garmin Ltd.                     8,000           354,800
     PerkinElmer, Inc.              20,000           382,600     Semiconductors - 2.38%
                                                ------------
                                                   1,653,675     *  Advanced Micro Devices, Inc.         18,000            295,200
                                                ------------                                                         -------------
Environmental Control - 4.80%
     Republic Services, Inc.         7,000           248,360     Software - 2.54%
 *   Stericycle, Inc.                7,000           347,340     *  Activision, Inc.                     20,000            315,200
                                                ------------                                                         -------------
                                                     595,700
                                                ------------
Food - 2.53%                                                     Transportation - 2.87%
     ConAgra Foods, Inc.            12,000           313,800        CNF, Inc.                             8,000            356,400
                                                ------------                                                         -------------

Forest Products & Paper - 2.28%                                  Water - 2.85%
     Weyerhaeuser Company            4,400           282,260        Aqua America Inc.                    13,000            353,860
                                                ------------                                                         -------------

Gas - 3.15%                                                      Total Common Stocks (Cost $10,616,263)                 12,272,668
                                                                                                                     -------------
     Energen Corporation             6,000           391,080
                                                ------------

                                                                                                                        (Continued)

Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of May 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                 Market Value
                                        Shares    (Note 1)
-------------------------------------------------------------    -------------------------------------------------------------------

PRIVATE INVESTMENT COMPANY - 1.27%                               Summary of Investments by Industry
                                                                                                         % of Net
 (B)  Pamlico Enhanced Cash Trust                                Industry                                 Assets              Value
        (Cost $157,883)            157,883      $    157,883     -------------------------------------------------------------------
                                                ------------
                                                                 Aerospace/Defense                        3.14%            $ 389,290
Total Investments (Cost $10,774,146) - 100.17%  $ 12,430,551     Banks                                    2.68%              333,000
Liabilities in Excess of Other Assets - (0.17%)      (21,787)    Beverages                                3.81%              472,770
                                                ------------     Biotechnology                            5.99%              743,685
Net Assets - 100.00%                            $ 12,408,764     Commercial Services                      3.19%              395,820
                                                ============     Computers                                2.92%              362,110
                                                                 Electric                                 6.53%              809,865
 *   Non-income producing investment.                            Electronics                             13.33%            1,653,675
                                                                 Environmental Control                    4.80%              595,700
                                                                 Food                                     2.53%              313,800
                                                                 Forest Products & Paper                  2.28%              282,260
(B)  Restricted  security - A restricted  security  cannot be    Gas                                      3.15%              391,080
resold to the general public without prior registration under    Healthcare - Products                    5.31%              658,465
the Securities Act of 1933.  Restricted securities are valued    Healthcare - Services                    3.55%              441,000
according to the  guidelines  and  procedures  adopted by the    Insurance                                2.75%              341,475
Board of Trustees. The Fund currently holds 157,883 shares of    Internet                                 3.04%              377,200
Pamlico  Enhanced Cash Trust at a cost of $157,883.  The sale    Mining                                   2.33%              289,450
of this investment has been restricted and has been valued in    Miscellaneous - Manufacturing            3.59%              445,100
accordance  with  the  guidelines  adopted  by the  Board  of    Oil & Gas                                7.51%              932,465
Trustees.  The total fair value of this  security  at May 31,    Pharmaceuticals                          2.97%              368,438
2005 is $157,883, which represents 1.27% of net assets.          Private Investment Company               1.27%              157,883
                                                                 Retail                                   2.86%              355,360
                                                                 Semiconductors                           2.38%              295,200
                                                                 Software                                 2.54%              315,200
                                                                 Transportation                           2.87%              356,400
                                                                 Water                                    2.85%              353,860
                                                                 -------------------------------------------------------------------
                                                                 Total                                  100.17%         $ 12,430,551






See Notes to Financial Statements

Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of May 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                 Market Value                                                          Market Value
                                    Shares        (Note 1)                                              Shares           (Note 1)
-------------------------------------------------------------    -------------------------------------------------------------------

COMMON STOCKS - 97.82%                                           Internet - 3.27%
                                                                 *  Online Resources Corp.              25,000        $    243,500
                                                                                                                      ------------
Banks - 1.20%
   Compass Bancshares Inc.           2,000       $     89,140    Lodging - 3.52%
                                                 ------------       Choice Hotels International Inc.     4,000             262,400
                                                                                                                      ------------
Beverages - 2.86%
*  Peet's Coffee & Tea Inc.          7,500            212,925    Oil & Gas - 5.68%
                                                 ------------       Cabot Oil & Gas Corp.                7,500             235,125
                                                                    Cimarex Energy Co.                   5,000             188,150
Biotechnology - 6.77%                                                                                                 ------------
*  Crucell                          15,000            294,147                                                              423,275
*  Illumina Inc.                    20,000            210,000    Oil & Gas Services - 9.84%                           ------------
                                                 ------------    *  Hornbeck Offshore Services Inc.     10,000             246,500
                                                      504,147    *  Input/Output Inc.                   25,000             148,250
Electric - 2.80%                                 ------------    *  Oceaneering International Inc.       4,600             167,900
   Cleco Corp.                      10,000            208,900    *  Universal Compression
                                                 ------------         Holdings Inc.                      5,000             171,000
Electronics - 4.47%                                                                                                   ------------
                                                                                                                           733,650
*  Checkpoint Systems Inc.         10,500            185,010                                                          ------------
*  Dionex Corp.                     3,300            148,005     Pharmaceuticals - 5.12%
                                                 ------------    *  Cell Therapeutics Inc.              20,000              59,400
                                                     333,015        Mannatech Inc.                      20,000             322,200
                                                 ------------                                                         ------------
Energy - Alternate Sources - 2.33%                                                                                         381,600
*  Syntroleum Corp.                20,000            173,400                                                          ------------
                                                ------------
                                                                 Real Estate Investment Trust - 2.74%
Engineering & Construction - 2.61%                                  Pennsylvania Real Estate
   Chicago Bridge & Iron Co. NV     9,000            194,400          Investment Trust                   4,635             203,940
                                                ------------                                                          ------------

Forest Products & Paper - 1.68%                                  Retail - 3.53%
   Wausau Paper Corp.              10,000            125,000     *  Rare Hospitality International Inc.  3,000              93,090
                                                ------------     *  Sonic Corp.                          5,000             170,000
                                                                                                                      ------------
Gas - 3.04%                                                                                                                263,090
   South Jersey Industries Inc.     4,000            226,800                                                          ------------
                                                ------------     Savings & Loans - 3.28%
                                                                    Commercial Capital Bancorp Inc.      4,000              67,800
Hand/Machine Tools - 1.69%                                       *  Sterling Financial Corp/WA           5,000             176,750
   Baldor Electric Co.              5,000            125,750                                                          ------------
                                                ------------                                                               244,550
                                                                                                                      ------------
                                                                 Semiconductors - 3.99%
Healthcare - Products - 8.72%                                    *  Axcelis Technologies Inc.           21,000             139,650
*  Intuitive Surgical Inc.          4,000            198,000        Helix Technology Corp.              12,500             157,625
*  Resmed Inc.                      3,700            231,139                                                          ------------
*  Respironics Inc                  3,300            220,572                                                               297,275
                                                ------------                                                          ------------
                                                     649,711     Software - 4.92%
                                                ------------     *  Parametric Technology Corp.         32,000             192,640
Household Products/Wares - 5.56%                                 *  Take-Two Interactive Software        6,750             173,880
   John H Harland Co.               5,000            188,350                                                          ------------
   Tupperware Corp.                10,000            226,000                                                               366,520
                                               -------------                                                          ------------
                                                     414,350     Transportation - 4.25%
                                               -------------        Nordic American Tanker Shipping      4,000             160,000
                                                                 *  Seabulk International Inc.           8,000             156,880
                                                                                                                      ------------
                                                                                                                           316,880
                                                                                                                      ------------
(Continued)

Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of May 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                Market Value
                                    Shares        (Note 1)
-------------------------------------------------------------    -------------------------------------------------------------------
Water - 3.95%                                                    Summary of Investments by Industry
      Aqua America Inc.              7,500      $    204,150                                               % of Net
      Southwest Water Co.            8,515            90,600     Industry                                    Assets          Value
                                                ------------     -------------------------------------------------------------------
                                                     294,750
                                                ------------     Banks                                        1.20%     $    89,140
Total Category (Cost $6,022,452)                $  7,288,968     Beverages                                    2.86%         212,925
                                                ------------     Biotechnology                                6.77%         504,147
                                                                 Electric                                     2.80%         208,900
PRIVATE INVESTMENT COMPANY - 2.21%                               Electronics                                  4.47%         333,015
                                                                 Energy - Alternate Sources                   2.33%         173,400
(B)Pamlico Enhanced Cash Trust                                   Engineering & Construction                   2.61%         194,400
        (Cost $164,867)            164,867      $    164,867     Forest Products & Paper                      1.68%         125,000
                                                ------------     Gas                                          3.04%         226,800
                                                                 Hand/Machine Tools                           1.69%         125,750
Total Investments (Cost $6,187,319) - 100.03%      7,453,835     Healthcare - Products                        8.72%         649,711
Liabilities in Excess of Other Assets - (0.03%)       (1,877)    Household Products/Wares                     5.56%         414,350
                                                -------------    Internet                                     3.27%         243,500
                                                                 Lodging                                      3.52%         262,400
Net Assets - 100.0%                             $   7,451,683    Oil & Gas                                    5.68%         423,275
                                                =============    Oil & Gas Services                           9.84%         733,650
                                                                 Pharmaceuticals                              5.12%         381,600
                                                                 Private Investment Company                   2.21%         164,867
*     Non-income producing investment.                           Real Estate Investment Trust                 2.74%         203,940
  (B) Restricted security - A  restricted security  cannot be    Retail                                       3.53%         263,090
      resold to the general public without prior registration    Savings & Loans                              3.28%         244,550
      under  the Securities Act 1933.  Restricted  securities    Semiconductors                               3.99%         297,275
      are valued  according to the  guidelines and procedures    Software                                     4.92%         366,520
      adopted  by the  Board of Trustees.  The Fund currently    Transportation                               4.25%         316,880
      holds 164,867 shares  of Pamlico Enhanced Cash Trust at    Water                                        3.95%         294,750
      a cost of $164,867.  The sale  of this  investment  has    -------------------------------------------------------------------
      been restricted and  has been valued in accordance with    Total                                      100.03%     $ 7,453,835
      the  guidelines  adopted by the Board of Trustees.  The
      total fair  value of this  security at  May 31, 2005 is
      &164,867, Which represents 2.21% of net assets.














See Notes to Financial Statements

Capital Management Funds

Statements of Assets and Liabilities
(Unaudited)

                                                                                                  Mid-Cap              Small-Cap
As of May 31, 2005                                                                                  Fund                  Fund
------------------------------------------------------------------------------------------------------------------------------------

Assets:
      Investments, at cost                                                                     $ 10,774,146          $  6,187,319
      Investments, at value (note 1)                                                             12,430,551             7,453,835
      Receivables:
          Income                                                                                     10,314                 3,807
      Prepaid expenses                                                                                6,525                 6,391
      Due from affiliates:
          Advisor (note 2)                                                                                0                 6,644
                                                                                               ------------          ------------
      Total Assets                                                                               12,447,390             7,470,677

Liabilities:
      Payables:
          Fund shares repurchased                                                                    19,592                     0
      Accrued expenses                                                                               14,151                12,836
      Other liabilities                                                                                 809                 2,835
      Disbursements in excess of cash on demand deposit                                               4,074                 3,323
                                                                                               ------------          ------------
      Total Liabilities                                                                              38,626                18,994

Net Assets                                                                                     $ 12,408,764          $  7,451,683
                                                                                               ============          ============
Net Assets Consist of:
      Capital (par value and paid in surplus)                                                    10,115,008             6,170,769
      Accumulated net investment loss                                                                (8,492)               (8,200)
      Undistributed net realized gain on investments                                                645,843                22,598
      Net unrealized appreciation of investments                                                  1,656,405             1,266,516
                                                                                               ------------          ------------
      Total Net Assets                                                                         $ 12,408,764          $  7,451,683
                                                                                               ============          ============
      Institutional Shares Outstanding, $0.01 par value
          (unlimited shares authorized)                                                             673,821               437,422
      Net Assets - Institutional Shares                                                        $ 11,935,716          $  7,296,921
      Net Asset Value Per Institutional Share                                                  $      17.71          $      16.68

      Investor Shares Outstanding, $0.01 par value
          (unlimited shares authorized)                                                              28,451                 9,499
      Net Assets - Investor Shares                                                             $    473,048          $    154,762
      Net Asset Value Per Investor Share                                                       $      16.63          $      16.29
      Maximum Offering Price Per Mid-Cap Investor Share (100/97) of $16.63                     $      17.14
      Maximum Offering Price Per Small-Cap Investor Share (100/97) of $16.29                                         $      16.79






See Notes to Financial Statements

Capital Management Funds

Statements of Operations
(Unaudited)

                                                                                                   Mid-Cap              Small-Cap
For the periods ended May 31, 2005                                                                  Fund                  Fund
------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
      Dividends                                                                                 $   85,836             $   46,372
                                                                                                ----------             ----------
      Total Income                                                                                  85,836                 46,372

Expenses:
      Advisory fees (note 2)                                                                        61,659                 36,409
      Administration fees (note 2)                                                                   7,707                  4,551
      Transfer agent fees (note 2)                                                                  12,000                 12,000
      Fund accounting fees (note 2)                                                                 18,617                 18,364
      Compliance service fees (note 2)                                                               1,894                  1,930
      Custody fees (note 2)                                                                          2,292                  2,439
      Other accounting fees (note 2)                                                                 4,293                  7,449
      Distribution and service fees - Investor Shares (note 3)                                       1,829                    492
      Registration and filing administration fees (note 2)                                           2,252                  1,257
      Legal fees                                                                                     7,733                  7,708
      Audit and tax preparation fees                                                                 7,966                  7,966
      Registration and filing expenses                                                               2,890                  1,496
      Shareholder servicing expenses                                                                 1,030                    944
      Printing expenses                                                                              1,198                    819
      Trustees' fees and expenses                                                                    2,836                  2,883
      Securities pricing fees                                                                        1,509                  1,631
      Other operating expenses                                                                       2,270                  2,188
                                                                                                ----------             ----------
      Total Expenses                                                                               139,975                110,526

      Expenses reimbursed by Advisor (note 2)                                                            0                (19,197)
      Advisory fees waived (note 2)                                                                (45,647)               (36,409)
      Distribution and service fees waived - Investor Shares (note 3)                                    0                   (348)
                                                                                                ----------             ----------
      Net Expenses                                                                                  94,328                 54,572

Net Investment Loss                                                                                 (8,492)                (8,200)

Net Realized and Unrealized (Loss) Gain on Investments:
      Net realized gain from investment transactions                                               693,681                168,152
      Change in unrealized appreciation on investments                                            (715,709)               (63,910)
                                                                                                ----------             ----------
Net Realized and Unrealized (Loss) Gain on Investments                                             (22,028)               104,242

Net (Decrease) Increase in Net Assets Resulting from Operations                                 $  (30,520)            $   96,042
                                                                                                ==========             ==========








See Notes to Financial Statements

Capital Management Funds

Statements of Changes in Net Assets

                                                                     Mid-Cap Fund                         Small-Cap Fund
                                                        -----------------------------------   --------------------------------------
                                                             May 31,        November 30,           May 31,          November 30,
For the periods and fiscal years ended:                      2005 (a)           2004               2005 (a)             2004
------------------------------------------------------------------------------------------------------------------------------------

Operations:
      Net investment loss                                $    (8,492)      $   (47,842)         $    (8,200)       $   (21,749)
      Net realized gain (loss) from investments              693,681         1,133,470              168,152           (141,250)
      Change in unrealized appreciation
        of investments                                      (715,709)          668,185              (63,910)           787,482
                                                         -----------       -----------          -----------        -----------
Net (Decrease) Increase in Net Assets
      Resulting from Operations                              (30,520)        1,753,813               96,042            624,483

Distributions to Shareholders: (note 5)
      Net realized gain from investment transactions
        Institutional Shares                                (727,238)                0                    0            (53,288)
        Investor Shares                                      (30,861)                0                    0             (1,096)
                                                         -----------       -----------          -----------        -----------
Net Decrease from Distributions                             (758,099)                0                    0            (54,384)

Capital Share Transactions: (note 6)
      Institutional Shares
        Shares sold                                           24,105         2,951,286              522,563          3,595,930
        Reinvested dividends and distributions               692,603                 0                    0             42,755
        Shares repurchased                                  (158,146)       (1,442,465)              (5,952)          (231,429)
      Investor Shares
        Shares sold                                           26,378            10,085               55,000                  0
        Reinvested dividends and distributions                30,861                 0                    0              1,096
        Shares repurchased                                   (42,699)          (81,060)                   0                  0
                                                         -----------       -----------          -----------        -----------
Net Increase from Capital Share Transactions                 573,102         1,437,846              571,611          3,408,352

Net (Decrease) Increase  in Net Assets                      (215,517)        3,191,659              667,653          3,978,451

Net Assets:
      Beginning of Period                                 12,624,281         9,432,622            6,784,030          2,805,579
                                                         -----------       -----------          -----------        -----------
      End of Period                                      $12,408,764       $12,624,281          $ 7,451,683        $ 6,784,030
                                                         ===========       ===========          ===========        ===========



(a) Unaudited.










See Notes to Financial Statements

Capital Management Mid-Cap Fund

FINANCIAL HIGHLIGHTS                                                             Institutional Shares

------------------------------------------------------------------------------------------------------------------------------------
For a share outstanding during the                      May 31,                              November 30,
period or fiscal years ended                           2005 (a)          2004         2003         2002         2001         2000
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                  $  18.88        $  16.27     $  13.81     $  14.80     $  17.55     $  16.80
(Loss) Income from Investment Operations
      Net investment (loss) income                       (0.01)          (0.07)       (0.02)        0.03         0.04         0.09
      Net realized and unrealized (loss)
           gain on securities                            (0.03)           2.68         2.48        (0.99)        0.09         1.99
                                                      --------        --------     --------     --------     --------     --------
Total from Investment Operations                         (0.04)           2.61         2.46        (0.96)        0.13         2.08
Less Distributions:
      Dividends (from net investment income)              0.00            0.00         0.00         0.00        (2.81)       (1.28)
      Distributions (from capital gains)                 (1.13)           0.00         0.00        (0.03)       (0.07)       (0.05)
                                                      --------        --------     --------     --------     --------     --------
Total Distributions                                      (1.13)           0.00         0.00        (0.03)       (2.88)       (1.33)
Net Asset Value, End of Period                        $  17.71        $  18.88     $  16.27     $  13.81     $  14.80     $  17.55
                                                      ========        ========     ========     ========     ========     ========
Total return                                             (0.21)%         15.97 %      17.89 %      (6.49)%      (0.41)%      12.89 %
Net Assets, End of Period (in thousands)              $ 11,936        $ 12,132     $  8,939     $  7,784     $  7,359     $  7,502
Average Net Assets for the Period (in thousands)      $ 11,877        $ 11,478     $  7,617     $  7,731     $  7,564     $  6,770
Ratios of:
Gross Expenses to Average Net Assets                      2.24 %(b)       2.22 %       2.79 %       2.72 %       2.85 %       1.87 %
Net Expenses to Average Net Assets                        1.50 %(b)       1.50 %       1.50 %       1.50 %       1.50 %       1.50 %
Net Investment (Loss) Income to
      Average Net Assets                                 (0.11)%(b)      (0.37)%      (0.17)%       0.23 %       0.28 %       0.54 %
Portfolio turnover rate                                  44.90 %         56.56 %      83.42 %      48.46 %      66.38 %     105.27 %


                                                                                      Investor Shares

------------------------------------------------------------------------------------------------------------------------------------
For a share outstanding during the                      May 31,                              November 30,
period or fiscal years ended                           2005 (a)          2004         2003         2002         2001         2000
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                  $  17.86        $  15.51     $  13.26     $  14.26     $  17.04     $  16.41
(Loss) Income from Investment Operations
      Net investment loss                                (0.07)          (0.20)       (0.13)       (0.08)       (0.07)       (0.04)
      Net realized and unrealized (loss)
           gain on securities                            (0.03)           2.55         2.38        (0.92)        0.10         1.95
                                                      --------        --------     --------     --------     --------     --------
Total from Investment Operations                         (0.10)           2.35         2.25        (1.00)        0.03         1.91
Less Distributions:
      Dividends (from net investment income)              0.00            0.00         0.00         0.00        (2.81)       (1.28)
      Distributions (from capital gains)                 (1.13)           0.00         0.00         0.00         0.00         0.00
                                                      --------        --------     --------     --------     --------     --------
Total Distributions                                      (1.13)           0.00         0.00         0.00        (2.81)       (1.28)
Net Asset Value, End of Period                        $  16.63        $  17.86     $  15.51     $  13.26     $  14.26     $  17.04
                                                      ========        ========     ========     ========     ========     ========
Total return (c)                                         (0.58)%         15.15 %      16.97 %      (7.01)%      (1.18)%      12.17 %
Net Assets, End of Period (in thousands)              $    473        $    492     $    494     $    549     $    716     $    786
Average Net Assets for the Period (in thousands)      $    489        $    494     $    449     $    621     $    790     $    909
Ratios of:
Gross Expenses to Average Net Assets                      2.99 %(b)       2.97 %       3.55 %       3.48 %       3.60 %       2.63 %
Net Expenses to Average Net Assets                        2.25 %(b)       2.25 %       2.25 %       2.25 %       2.25 %       2.25 %
Net Investment Loss to Average Net Assets                (0.86)%(b)      (1.11)%      (0.92)%      (0.51)%      (0.46)%      (0.19)%
Portfolio turnover rate                                  44.90 %         56.56 %      83.42 %      48.46 %      66.38 %     105.27 %


(a) Unaudited.
(b) Annualized.
(c) Total return does not reflect payment of sales charge.



See Notes to Financial Statements

Capital Management Small-Cap Fund

FINANCIAL HIGHLIGHTS                                                             Institutional Shares

------------------------------------------------------------------------------------------------------------------------------------
For a share outstanding during the                      May 31,                              November 30,
period or fiscal years ended                           2005 (a)          2004         2003         2002         2001         2000
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                  $  16.45        $  15.09     $  12.12     $  11.88     $  13.06     $  13.91
Income / (Loss) from Investment Operations
      Net investment (loss) income                       (0.02)          (0.05)       (0.04)       (0.02)        0.02         0.03
      Net realized and unrealized gain
           (loss) on securities                           0.25            1.59         3.01         0.26        (0.40)        1.06
                                                      --------        --------     --------     --------     --------     --------
Total from Investment Operations                          0.23            1.54         2.97         0.24        (0.38)        1.09
Less Distributions:
      Dividends (from net investment income)              0.00            0.00         0.00         0.00        (0.03)        0.00
      Distributions (from capital gains)                  0.00           (0.18)        0.00         0.00        (0.77)       (1.94)
                                                      --------        --------     --------     --------     --------     --------
Total Distributions                                       0.00           (0.18)        0.00         0.00        (0.80)       (1.94)
Net Asset Value, End of Period                        $  16.68        $  16.45     $  15.09     $  12.12     $  11.88     $  13.06
                                                      ========        ========     ========     ========     ========     ========
Total return                                              1.40 %         10.31 %      24.50 %       2.02 %      (3.61)%       8.51 %
Net Assets, End of Period (in thousands)              $  7,297        $  6,684     $  2,715     $  1,231     $    308     $    488
Average Net Assets for the Period (in thousands)      $  7,170        $  5,063     $  1,892     $    598     $    398     $    356
Ratios of:
Gross Expenses to Average Net Assets                      3.02 %(b)       3.74 %       8.06 %      21.46 %      30.23 %      24.48 %
Net Expenses to Average Net Assets                        1.50 %(b)       1.50 %       1.50 %       1.50 %       1.50 %       1.50 %
Net Investment (Loss) Income to
      Average Net Assets                                 (0.22)%(b)      (0.42)%      (0.37)%      (0.29)%       0.18 %       0.27 %
Portfolio turnover rate                                  11.42 %         58.67 %      61.51 %      29.61 %      61.84 %     131.47 %


                                                                                      Investor Shares

------------------------------------------------------------------------------------------------------------------------------------
For a share outstanding during the                      May 31,                              November 30,
period or fiscal years ended                           2005 (a)          2004         2003         2002         2001         2000
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                  $  16.08        $  14.76     $  11.88     $  11.65     $  12.86     $  13.82
Loss from Investment Operations
      Net investment loss                                (0.03)          (0.07)       (0.04)       (0.01)       (0.05)       (0.08)
      Net realized and unrealized gain
            (loss) on securities                          0.24            1.57         2.92         0.24        (0.39)        1.06
                                                      --------        --------     --------     --------     --------     --------
Total from Investment Operations                          0.21            1.50         2.88         0.23        (0.44)        0.98
Less Distributions:
      Distributions (from capital gains)                  0.00           (0.18)        0.00         0.00        (0.77)       (1.94)
                                                      --------        --------     --------     --------     --------     --------
Total Distributions                                       0.00           (0.18)        0.00         0.00        (0.77)       (1.94)
Net Asset Value, End of Period                        $  16.29        $  16.08     $  14.76     $  11.88     $  11.65     $  12.86
                                                      ========        ========     ========     ========     ========     ========
Total return (c)                                          1.31 %         10.26 %      24.14 %       2.06 %      (4.20)%       7.67 %
Net Assets, End of Period (in thousands)              $    155        $    100     $     91     $     69     $     67     $     68
Average Net Assets for the Period (in thousands)      $    132        $     92     $     75     $     70     $     73     $     73
Ratios of:
Gross Expenses to Average Net Assets                      3.76 %(b)       4.34 %       8.25 %      25.73 %      30.46 %      24.24 %
Net Expenses to Average Net Assets                        1.71 %(b)       1.58 %       1.52 %       1.53 %       2.12 %       2.25 %
Net Investment Loss to Average Net Assets                (0.44)%(b)      (0.49)%      (0.37)%      (0.10)%      (0.47)%      (0.56)%
Portfolio turnover rate                                  11.42 %         58.67 %      61.51 %      29.61 %      61.84 %     131.47 %

(a) Unaudited.
(b) Annualized.
(c) Total return does not reflect payment of sales charge.




See Notes to Financial Statements

Capital Management Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

1.   Organization    and   Significant    representative  market  quotations are
     Accounting Policies                  not readily  available  (e.g.,  if the
                                          exchange   on  which   the   portfolio
The Capital Management Mid-Cap Fund security is principally traded closes and the Capital Management Small-Cap early or if trading of the particular Fund (collectively the "Funds" and portfolio security is halted during individually the "Mid-Cap Fund" and the day and does not resume prior to "Small-Cap Fund") are series funds. the Funds' net asset value
The  Funds  are  part  of The  Capital    calculation)   or  which   cannot   be
Management   Investment   Trust   (the    accurately  valued  using  the  Funds'
"Trust"), which was organized as a normal pricing procedures are valued Massachusetts business trust and is at fair value as determined in good registered under the Investment faith under policies approved by the Company Act of 1940 (the "1940 Act"), Trustees. A portfolio security's "fair as amended, as an open-ended value" price may differ from the price management investment company. The next available for that portfolio
Funds are classified as diversified as    security   using  the  Funds'   normal
defined in the 1940 Act.                  pricing     procedures.     Investment
                                          companies  are  valued  at  net  asset
The Mid-Cap Fund commenced  operations    value.  Instruments with maturities of
on January 27, 1995. The investment 60 days or less are valued at objective of the Fund is to seek amortized cost, which approximates
capital      appreciation      through    market value.
investment   in   equity   securities,
consisting  of  common  and  preferred    Investment Transactions and Investment
stocks and securities convertible into    Income
common stocks.                            Investment  transactions are accounted
                                          for as of the date  purchased  or sold
The Small-Cap Fund commenced (trade date). Dividend income is operations on January 12, 1999. The recorded on the ex-dividend date. investment objective of the Fund is to Certain dividends from foreign seek capital appreciation through securities will be recorded as soon as
investment  in  equity  securities  of    the Trust is informed of the  dividend
small capitalization companies, if such information is obtained consisting primarily of common and subsequent to the ex-dividend date. preferred stocks and securities Interest income is recorded on the
convertible into common stocks.           accrual     basis     and     includes
                                          amortization    of    discounts    and
Each Fund offers two classes of shares    premiums.   Gains   and   losses   are
(Institutional Shares and Investor determined on the identified cost Shares). Each class of shares has basis, which is the same base used for
equal  rights  as  to  assets  of  the    federal income tax purposes.
respective  Fund,  and the classes are
identical  except for  differences  in    Expenses
their sales charge structures and Each Fund bears expenses incurred ongoing distribution and service fees. specifically on its behalf as well as Income, expenses (other than a portion of general expenses, which distribution and service fees, which are allocated according to methods
are only  attributable to the Investor    approved annually by the Trustees.
Shares),  and realized and  unrealized
gains or  losses  on  investments  are    Restricted Security Transactions
allocated  to  each  class  of  shares    Restricted   securities  held  by  the
based upon its relative net assets. Funds may not be sold unless Both classes have equal voting registered pursuant to an effective privileges, except where otherwise registration statement filed under the required by law or when the Board of Securities Act of 1933, as amended
Trustees (the "Trustees") determines (the "Securities Act") or offered that the matter to be voted on affects pursuant to an exemption from, or in a only the interests of the shareholders transaction not subject to, the
of a particular class.                    registration   requirements   of   the
                                          Securities  Act. The risk of investing
The following accounting policies have in such securities is generally been consistently followed by the greater than the risk of investing in
Funds and are in conformity with the securities of publicly traded accounting principles generally companies. Lack of a secondary market accepted in the United States of and resale restrictions may result in America in the investment company the inability of the Funds to sell a
industry.                                 security  at  a  fair  price  and  may
                                          substantially  delay  the  sale of the
Investment Valuation                      security   it  seeks   to   sell.   In
The Funds'  investments  in securities    addition,  restricted  securities  may
are carried at value. Securities exhibit greater price volatility than listed on an exchange or quoted on a securities for which secondary markets
national  market  system are valued at    exist.
the last  sales  price as of 4:00 p.m.
Eastern Time. Other securities  traded    Dividend Distributions
in the over-the-counter market and The Funds may declare and distribute listed securities for which no sale dividends from net investment income was reported on that date are valued (if any) quarterly. Distributions from at the most recent bid price. capital gains (if any) are generally
Securities   and   assets   for  which    declared and

                                                                     (Continued)

Capital Management Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

distributed  annually.  The  Funds may    Quarterly Portfolio Holdings
also make a supplemental distribution The Funds file their complete schedule subsequent to the end of its fiscal of portfolio holdings with the SEC for
year.                                     the first and third  quarters  of each
                                          fiscal  year on Form N-Q.  The  Funds'
Estimates                                 Forms N-Q are  available  on the SEC's
The preparation of financial website at http://www.sec.gov. You may statements in conformity with review and make copies at the SEC's accounting principles generally Public Reference Room in Washington, accepted in the United States of D.C. You may also obtain copies after
America requires management to make paying a duplicating fee by writing estimates and assumptions that affect the SEC's Public Reference Section, the amount of assets, liabilities, Washington, D.C. 20549-0102 or by
expenses and revenues  reported in the    electronic          request         to
financial  statements.  Actual results    publicinfo@sec.gov,  or is  available,
could differ from those estimates.        without  charge,   upon  request,   by
                                          calling  the  fund at  1-800-773-3863.
Federal Income Taxes                      Information  on the  operation  of the
No  provision   for  income  taxes  is    Public  Reference Room may be obtained
included in the accompanying financial    by calling the SEC at 202-942-8090.
statements,  as the  Funds  intend  to
distribute to shareholders all taxable    2.   Agreements
investment  income and realized  gains
and otherwise comply with Subchapter M    Advisor
of   the    Internal    Revenue   Code    The Funds pay a monthly  advisory  fee
applicable  to  regulated   investment    to Capital Management Associates, Inc.
companies.                                (the "Advisor") based upon the average
                                          daily  net  assets  of  the  Fund  and
Indemnifications                          calculated  at  the  annual  rates  as
Under the Funds' organizational shown in the schedule provided on the documents, its officers and Trustees following page. The Advisor has are indemnified against certain entered into contractual agreements liabilities arising out of the ("Expense Limitation Agreement") with
performance  of  their  duties  to the    the Funds under which it has agreed to
Funds. In addition, in the normal waive or reduce its fees and to assume course of business, the Funds enter other expenses of the Funds, if into contracts with their vendors and necessary, in amounts that limit the others that provide for general Funds' total operating expenses
indemnifications.  The Funds'  maximum    (exclusive    of   interest,    taxes,
exposure under these arrangements is brokerage fees and commissions, unknown, as this would involve future extraordinary expenses, and payments, claims that may be made against the if any, under a Rule 12b-1 Plan) to
Funds.  The Funds  expect  the risk of    not more than a  specified  percentage
loss to be remote.                        of the average daily net assets of the
                                          Funds for the  current  period.  There
Proxy   Voting   Policies  and  Voting    can be no  assurance  that the Expense
Record                                    Limitation  Agreement will continue in
A copy of the Trust's Proxy Voting and the future. Subject to approval by the Disclosure Policy and the Advisor's Board of Trustees, the Advisor may be Proxy Voting and Disclosure Policy are able to recoup fees waived and included as Appendix B to the Funds' expenses assumed during any of the Statement of Additional Information previous five fiscal years, provided and is available, without charge, upon the Funds' assets exceed $10 million
request,  by  calling  1-800-773-3863.    and   the   Funds   have   reached   a
Information regarding how the Funds sufficient asset size to permit such voted proxies relating to portfolio reimbursement to be made without securities during the most recent causing the total annual expense 12-month period ended June 30 will be ratios of the Funds to exceed the available (1) without charge, upon percentage limits stated in the request, by calling the Funds at the schedule provided below. The expense number above and (2) on the SEC's limitation percentages, as well as the
website at http://www.sec.gov.            Advisory   fees  waived  and  expenses
                                          reimbursed for the current period, are
                                          included in the schedule below.

---------------------------- ---------------------------------------- ------------------------- -------------------------
         Advisor Fees               Expense Limitation Ratio              Advisor Fees Waived       Expenses Reimbursed
                                              Mid-Cap     Small-Cap      Mid-Cap     Small-Cap     Mid-Cap     Small-Cap
Average Net Assets    Rate                     Fund         Fund          Fund         Fund         Fund         Fund
------------------- -------- -------------- ----------- ------------- ------------ ------------ ------------ ------------
 First $100 million  1.00%   Institutional     1.50%        1.50%        $45,647     $36,409         $0         $19,197
 Next $150 million   0.90%      Investor       2.25%        2.25%
 Next  $250 million  0.85%
 Over $500 million   0.80%
---------------------------- ---------------------------------------- ------------------------- -------------------------

                                                                     (Continued)

Capital Management Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

Administrator                             additional   compensation   for   fund
The Funds pay a monthly administration accounting and recordkeeping service fee to The Nottingham Company (the and additional compensation for "Administrator") based upon the certain costs involved with the daily average daily net assets of the valuation of securities and as respective share class and calculated reimbursement for out-of-pocket at the annual rates as shown in the expenses (which are immaterial in following schedule. The Administrator amount). A breakdown of these fees is
also receives a fee to procure and pay    provided on the following schedule.
the    custodian    for   the   Funds,


----------------------------- ------------------------------- --------------- ------------------------- -------------------
                                                                                   Fund Accounting
    Administration Fees (1)            Custody Fees                Fund            Asset Based Fees
                                                                Accounting                                   Blue Sky
  Average Net       Annual        Average Net        Annual        Fees          Average       Annual     Administration
    Assets           Rate           Assets            Rate       (monthly)      Net Assets      Rate       Fees (annual)
----------------- ----------- --------------------- --------- --------------- -------------- ---------- -------------------
First $50 million   0.125%     First $100 Million     0.02%      $2,250         All Assets      0.01%      $150 per state
Next $50 million    0.100%     Over $100 Million     0.009%      $750 (2)
Over $100 million   0.075%
----------------------------- ------------------------------- --------------- ------------------------- -------------------

(1) Subject to minimum fees of $2,000 per month.
(2) The Fund pays $2,250 per month for the initial class of shares and $750 per month for each additional class of shares.

Compliance Services                       distributing  and  promoting the sales
The Nottingham Compliance Services, of its shares and servicing of its LLC, a fully owned affiliate of the shareholder accounts. The Plan
Nottingham Company, provides services provides that the Funds may incur which assists the Trust's Chief certain costs, which may not exceed Compliance Officer in monitoring and 0.75% per annum of the average daily testing the policies and procedures of net assets of Investor Shares for each the Trust in conjunction with year elapsed subsequent to adoption of requirements under Rule 38a-1 of the the Plan, for payment to the Securities and Exchange Commission. It Distributor and others for items such receives compensation for this service as advertising expenses, selling at an annual rate of $3,875 per Fund. expenses, commissions, travel or other expenses reasonably intended to result
Transfer Agent                            in sales  of  Investor  Shares  of the
North Carolina  Shareholder  Services,    Funds   or   support    servicing   of
LLC   ("Transfer   Agent")  serves  as    shareholder       accounts.       Such
transfer,    dividend   paying,    and    expenditures  incurred as service fees
shareholder servicing agent for the may not exceed 0.25% per annum of the Funds. It receives compensation for Investor Shares' average daily net its services based upon a $15 per assets. The Funds incurred $1,829 and shareholder per year, subject to a $492, for the Mid-Cap Fund and minimum fee of $1,500 per month, plus Small-Cap Fund, respectively, in $500 per month for each additional distribution and service fees under
class of shares.                          the  Plan  with  respect  to  Investor
                                          Shares  for the  period  ended May 31,
Distributor                               2005.  For  the  Small-Cap  Fund,  the
Shields & Company (the  "Distributor")    Distributor has  voluntarily  waived a
serves   as   the   Fund's   principal    portion of its fee amounting to $348.
underwriter   and   distributor.   The
Distributor receives any sales charges    4.   Purchases and Sales of Investment
imposed  on  purchases  of shares  and         Securities
re-allocates a portion of such charges
to dealers through whom the sale was For the period ended May 31, 2005, the made, if any. For the period ended May aggregate cost of purchases and 31, 2005, the Distributor retained no proceeds from sales of investment
sales charges.                            securities    (excluding    short-term
                                          securities) were as follows:
Certain  Trustees  and officers of the
Trust   are  also   officers   of  the    -------------- ----------- -----------
Advisor,   the   Distributor   or  the                                 Proceeds
Administrator.                                            Purchases      from
                                                             of        Sales of
3.   Distribution and Service Fees          Fund          Securities  Securities
                                          -------------- ----------- -----------
The Trustees, including a majority of Mid-Cap Fund $5,563,517 $5,387,364 the Trustees who are not "interested -------------- ----------- -----------
persons"  of the Trust as  defined  in    Small-Cap Fund  $1,328,453    $826,716
the Act,  adopted a distribution  plan    -------------- ----------- -----------
with  respect to the  Investor  Shares
pursuant to Rule 12b-1 of the Act (the    There  were no  purchases  or sales of
"Plan").   Rule  12b-1  regulates  the    long-term U.S. Government  Obligations
manner in which a regulated investment    during the period ended May 31, 2005.
company    may    assume    costs   of
                                                                     (Continued)

Capital Management Funds

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

5.   Federal Income Tax                   against  income and gains  realized in
                                          future  years,   and  (3)   unrealized
The tax components of capital shown in appreciation or depreciation of the table below represent: (1) investments for federal income tax distribution requirements the Funds purposes, as of November 30, 2004. For must satisfy under the income tax the year ended, November 30, 2004, regulations, (2) losses or deductions there was no undistributed ordinary
the   Funds  may  be  able  to  offset    income.


------------------------------- ----------------------- ----------------------- --------------------- ------------------------------
                                      Undistributed            Accumulated           Other Book to
              Fund                    Capital Gains           Capital Losses        Tax Differences         Net Tax Appreciation
------------------------------- ----------------------- ----------------------- --------------------- ------------------------------
         Mid-Cap Fund                   $758,103                       $0                 $0                     $2,372,114
------------------------------- ----------------------- ----------------------- --------------------- ------------------------------
        Small-Cap Fund                        $0                 $128,239                 $0                     $1,330,426
------------------------------- ----------------------- ----------------------- --------------------- ------------------------------

Accumulated  capital losses  represent    of November  30, 2012.  The  aggregate
net capital loss carryovers, as of cost of investments and the November 30, 2004, that may be composition of unrealized appreciation
available  to offset  future  realized    and    depreciation    of   investment
capital gains and thereby reduce securities for federal income tax future taxable gain distributions. As purposes as of May 31, 2005 are noted the table above shows, the Small-Cap below. The primary difference between
Fund has an accumulated capital loss book and tax appreciation or amount of $128,239. This capital loss depreciation of investments is wash
carry-forward  is  subject  to  annual    sale loss deferrals.
limitations and has an expiration date

------------------------------- ---------------------------------- ---------------------------------- ------------------------------
                                                                            Aggregate Gross                   Aggregate Gross
            Fund                        Federal Tax Cost                Unrealized Appreciation           Unrealized Depreciation
------------------------------- ---------------------------------- ---------------------------------- ------------------------------
        Mid-Cap Fund                        $10,774,146                      $1,854,744                         $198,339
       Small-Cap Fund                        $6,187,319                      $1,505,641                         $239,125
------------------------------- ---------------------------------- ---------------------------------- ------------------------------

6.       Capital Share Transactions

---------------------------------------------- -------------------------------------------------------------------------------------
                                                                                      Mid-Cap Fund
                                                            Institutional Shares                        Investor Shares
                                                        May 31,             November 30,            May 31,          November 30,
  For the Periods and Fiscal Years ended:                2005                  2004                  2005                2004
---------------------------------------------- -------------------- --------------------- -------------------- ---------------------
Transactions in Fund Shares
        Shares sold                                      1,368               174,750                1,596                662
        Reinvested distributions                        39,064                     0                1,848                  0
        Shares repurchased                              (9,051)              (81,576)              (2,563)             (4,948)
Net Increase (Decrease) in Capital Share
Transactions                                            31,381                93,174                  880              (4,286)
Shares Outstanding, Beginning of Period                642,440               549,266               27,571              31,857
Shares Outstanding, End of Period                      673,821               642,440               28,451              27,571
---------------------------------------------- -------------------- --------------------- -------------------- ---------------------

---------------------------------------------- -------------------------------------------------------------------------------------
                                                                                    Small-Cap Fund
                                                            Institutional Shares                        Investor Shares
                                                        May 31,             November 30,            May 31,          November 30,
  For the Periods and Fiscal Years ended:                2005                  2004                  2005                2004
---------------------------------------------- -------------------- --------------------- -------------------- ---------------------
Transactions in Fund Shares
        Shares sold                                     31,521               238,740                3,260                   0
        Reinvested distributions                             0                 2,843                    0                  75
        Shares repurchased                                (356)              (15,265)                   0                   0
Net Increase in Capital Share Transactions              31,165               226,318                3,260                  75
Shares Outstanding, Beginning of Period                406,257               179,939                6,239               6,164
Shares Outstanding, End of Period                      437,422               406,257                9,499               6,239
---------------------------------------------- -------------------- --------------------- -------------------- ---------------------

          (This page was intentionally left blank.)

The Capital Management Mutual Funds
are a series of the Capital
Management Investment Trust








For Shareholder Service Inquiries:           For Investment Advisor Inquiries:

Documented:                                  Documented:

NC Shareholder Services                      Capital Management Associates, Inc.
116 South Franklin Street                    140 Broadway
Post Office Drawer 4365                      New York, NY 10005
Rocky Mount, NC 27803-0365

Toll-Free Telephone:

1-888-626-3863

World Wide Web @:

nottinghamco.com








                                                              Capital Management
                                                                Investment Trust

Item 2.  CODE OF ETHICS.

     Not applicable.


Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.


Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.


Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


Item 6.  SCHEDULE OF INVESTMENTS.

     A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.


Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

     None.


Item 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. EXHIBITS.

(a)(1)   Not applicable.

(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust


By: (Signature and Title)        /s/ Joseph A. Zock
                                 ________________________________
                                 Joseph A. Zock
                                 President and Principal Executive Officer


Date: July 25, 2005







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Joseph A. Zock
                                 ________________________________
                                 Joseph A. Zock
                                 President and Principal Executive Officer
                                 Capital Management Investment Trust

Date:  July 25, 2005




By:  (Signature and Title)       /s/ Sarah M. Hunt
                                 ________________________________
                                 Sarah M. Hunt
                                 Vice President and Principal Financial Officer
                                 Capital Management Investment Trust

Date:  July 25, 2005